Share-Based Compensation (Non-Vested Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Granted	1,000	351,100
Stock Options, Forfeited/expired	(47,516)	(9,301)
Nonvested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Nonvested Stock	460,325	262,714
Stock Options, Granted	1,000	351,100
Stock Options, Vested	174,632	150,984
Stock Options, Forfeited/expired	(6,667)	(2,505)
Ending balance, Nonvested Stock	280,026	460,325
Weighted Average Grant-Date Fair Value, Beginning balance	$ 1.92
Weighted Average Grant-Date Fair Value, Granted	$ 2.78	$ 1.93
Weighted Average Grant-Date Fair Value, Vested	$ 2.03	$ 1.51
Weighted Average Grant-Date Fair Value, Forfeited/expired	$ 1.70	$ 1.93
Weighted Average Grant-Date Fair Value, Ending balance	$ 1.95	$ 1.92